Income taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Additional details on Income taxes [line items]
Effective tax rate	20.50%	19.10%
Deferred tax assets	$ 2,579	$ 1,989	$ 1,475
Unused tax losses	389	413
Tax credits	305	365
Amount of temporary differences associated with investments in subsidiaries, branches and associates and interests in joint ventures for which deferred tax liabilities is unrecognized	21,700	17,900
2015 taxation years [member]
Additional details on Income taxes [line items]
Tax examinations and assessments amount	337
2009, 2010 and 2011 taxation year [member]
Additional details on Income taxes [line items]
Tax examinations and assessments amount	434
2012, 2013 and 2014 taxation year [member]
Additional details on Income taxes [line items]
Tax examinations and assessments amount	756
Tax loss and tax credit carryforwards [member] | Caribbean, Canadian and Japanese Operations [Member]
Additional details on Income taxes [line items]
Deferred tax assets	204	202
Under 1 year [member]
Additional details on Income taxes [line items]
Unused tax losses	0	1
Tax credits	0	0
Expire in two to four years [member]
Additional details on Income taxes [line items]
Unused tax losses	10	7
Tax credits	143	60
Expire after four years [member]
Additional details on Income taxes [line items]
Unused tax losses	379	405
Tax credits	$ 162	$ 305